FINANCIAL INSTRUMENTS - Schedule of Gain (Loss) on Derivatives (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Change in fair value of derivative instruments	$ 48,764	$ 13,467
Realized Gain/(Loss) On Derivative Instruments	(2,406)	(3,315)
Realized gain/(loss) on derivative instruments	$ 46,358	$ 10,152